SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Cash equivalents	$ 0		$ 0	$ 0
Deferred registration costs	70,301		72,532
Research and development expenses	$ 62,771	$ 94,560	$ 361,616	$ 203,600
Minimum [Member]
Intangible assets useful life	5 years
Maximum [Member]
Intangible assets useful life	10 years
Sales Revenue [Member]
Concentration risk, percentage			85.10%	100.00%